Summary of Significant Accounting Policies (Details Narrative) - Community Specialty Pharmacy, LLC [Member] - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash equivalents
Allowance for uncollectible accounts
Unrecognized tax benefits